SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance		$ (739)
Change during the period	6,552	739
Ending balance	$ 6,552